Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Oct. 09, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	300,000,000	300,000,000		300,000,000
Common stock, shares issued	31,811,523	31,500,693	31,396,394	28,000,000
Common stock, shares outstanding	31,811,523	31,500,693	31,396,394	28,000,000